Long-Term Prepayments and Other Non-Current Assets (Tables)	6 Months Ended
Dec. 31, 2021
Long-Term Prepayments and Other Non-Current Assets Table [Abstract]
Schedule of long-term prepayments and other non-current assets
	December 31, 2021	June 30, 2021
Deposits paid for lease assets	$392,114	$386,991
Deposits paid for land	-	1,547,964
Total	$392,114	$1,934,955